Patents	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents

The following is a summary of the Patents held by the Company at December 31, 2017 and 2016:

On October 8, 2015, the Company acquired U.S. Patent Number 8,236,935 (the “US Patent”) for the Adva-27a anticancer compound from Advanomics Corporation (“Advanomics”), a related party, in exchange for an interest-free note payable for $4,320,000. Effective December 28, 2015, the parties executed an amendment pursuant to which this note payable for $4,320,000 was cancelled and replaced with a new interest-free convertible note having a face value of $210,519, comprised of $155,940 in principal amount which is the Advanomics book value of the US Patent, plus $54,579 as an adjustment for the currency exchange difference. The new note is automatically convertible into 80,968,965 shares of the Company’s Common Stock upon the Company increasing its authorized capital to a level that would permit the issuance of such shares.

On December 28, 2015, the Company acquired the remaining worldwide issued and pending patents under PCT/FR2007/000697 and PCT/CA2014/000029 (the “Worldwide Patents”) for the Adva-27a anticancer compound from Advanomics, a related party, in exchange for a note payable for $12,822,499. Effective December 28, 2015, the parties executed an amendment pursuant to which this note payable for $12,822,499 was cancelled and replaced with a new interest-free convertible note having a face value of $624,875, comprised of $462,870 in principal amount, which is the Advanomics book value of the Worldwide Patents, plus $162,005 as an adjustment for the currency exchange difference. The new note is automatically convertible into 240,336,451 shares of the Company’s Common Stock upon the Company increasing its authorized capital to a level that would permit the issuance of such shares. The US Patent and the Worldwide Patents are herein referred to as the “Patents.”

The Patents were therefore acquired from the related party (Advanomics) for a total of $835,394, including a total of $216,584 in adjustments for the currency exchange difference ($618,810 net). Patents expire 20 years from the priority date and are therefore amortized over 20 years. The oldest of the Patents expires on April 25, 2026 and therefore the Company has deemed that the Patents have approximately 10 years remaining on their useful life.

In July 2016, the Company issued 321,305,416 shares of $0.001 par value Common Stock in exchange for notes payable totaling $835,394.

	December 31, 2017		December 31, 2016

Adva-27a US Patent	$		$155,940
Adva-27a Worldwide Patents	$		$462,870

Total	$		$618,810
Less: accumulated amortization			(62,690)
Loss on impairment			(556,120)
Total
		$-0-	$-0-